Short and long-term investments - Summary of Short and Long-Term Investments (Detail) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Short And Long Term Investments [Line Items]
Short and long-term investments		$ 183,374	$ 214,164
Current		181,374	214,164
Non-current	[1]	2,000	0
Financial assets measured at fair value [member]
Disclosure Of Short And Long Term Investments [Line Items]
Short and long-term investments		95,293	204,045
Financial assets measured at amortized cost [member]
Disclosure Of Short And Long Term Investments [Line Items]
Short and long-term investments		$ 88,081	$ 10,119

[1]	Comprising ordinary shares of an unlisted entity acquired in October 2023, measured at fair value. The Group elected to recognize the changes in fair value of the existing instrument through profit or loss (“FVPL”). Refer to note 26.1(ii)a for additional details.